Claims revenue (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Contractors [Abstract]
Claims revenue recognized	17,053	21,565
Claims revenue uncollected (classified as unbilled revenue)	8,074	21,942